2014 PRIVATE PLACEMENTS (Tables)	3 Months Ended
Mar. 31, 2014
Private Placements

The proceeds for the 2014 Private Placements were allocated at issuance based upon the fair value of the warrants and the embedded derivatives as follows:

	January	February	Total
Proceeds	$11,325,000	$16,050,000	$27,375,000
Fair value of warrants	(8,871,000)	(22,116,900)	$(30,987,900
Fair value of conversion feature	(6,342,600)	(19,260,000)	$(25,602,600)
Convertible promissory notes	—	—	—

Fair value amounts in excess of proceeds	$(3,888,600)	$(25,326,900)	$(29,215,500)